CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 205,160	$ 155,810	$ 198,075
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on debt securities arising during the period	(52,538)	32,312	51,959
Change in retirement obligation	4,066	3,029	4,649
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax	0	0	217
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(625)	0	0
Other comprehensive income (loss)	(49,097)	35,341	56,825
Comprehensive income	$ 156,063	$ 191,151	$ 254,900